NOTES PAYABLE	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
NOTES PAYABLE [Text Block]

5. NOTES PAYABLE

As of January 31, 2012, the Company was indebted to its President at the time in the amount of $106,308. During the year ended January 31, 2013, the Company had $160 in expenses paid on its behalf and the Company made cash payments of $20,000, leaving a balance due of $86,468 as of January 31, 2013. During the period ended October 31, 2013, the Company entered into a debt settlement and a share subscription agreement for the issuance of 286,667 shares of common stock at a deemed price of $0.50 per share to settle the above debt in the amount of $86,468 (Note 6). The $0.50 per share was the market price on the date closest to the date the stock was issued. A loss of $56,866 was recognized on the debt settlement. As of October 31, 2013, there was no balance owing to the former President.

5. NOTES PAYABLE

As of January 31, 2012, the Company owed $106,308 to a non-related party. During the year ended January 31, 2013, the Company had $160 in expenses paid on its behalf and the Company made cash payments of $20,000, leaving a balance due of $86,468 as of January 31, 2013. The amount owing is unsecured, bears no interest, and due on demand.